Business Description (Tables)	6 Months Ended
Sep. 30, 2023
Business Description [Abstract]
Schedule of the Company's Principal Subsidiaries	As of September 30, 2023, the Company’s principal subsidiaries are as follows:
	Date of
	incorporation /	Place of	Percentage of
	acquisition	incorporation	legal ownership	Principal activities
Wholly owned subsidiaries
We Health Limited (“We Health”)	July 8, 2021	New York	100%	Investment holding
We Healthy Limited (“We Healthy”)	December 15, 2021	Hong Kong	51%	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”)	January 3, 2022	Wyoming	100%	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”)	January 4, 2022	Wyoming	100%	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”)	January 4, 2022	Massachusetts	100%	Provision of health treatment services
Qindao Akso Health Management Co., Limited (“Qingdao Akso”)	January 26, 2022	PRC	51%	Provision of health treatment services